STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)		Class A Common Stock CIK 0001822935 Healthcare Capital Corp Common Stock	Class B Common Stock CIK 0001822935 Healthcare Capital Corp Common Stock	CIK 0001822935 Healthcare Capital Corp Additional Paid-in Capital	CIK 0001822935 Healthcare Capital Corp Accumulated Deficit	CIK 0001822935 Healthcare Capital Corp	Additional Paid-in Capital		Accumulated Deficit		Total
Balance, beginning of period at Dec. 31, 2018	[1]						$ 9,330,000		$ (8,320,000)		$ 1,861,000
Net income (loss)									(8,367,000)		(8,367,000)
Balance, beginning of period at Dec. 31, 2019	[1]						16,494,000		(16,687,000)		(193,000)
Net income (loss)									(8,882,000)		(8,882,000)
Balance, beginning of period at Dec. 31, 2020			$ 690	$ 24,310	$ (1,374)	$ 23,626	17,140,000	[1]	(25,569,000)	[1]	(8,429,000)	[1]
Balance (in Shares) at Dec. 31, 2020			6,900,000
Balance, beginning of period at Aug. 17, 2020		$ 0	$ 0	0	0	0
Balance (in Shares) at Aug. 17, 2020		0	0
Issuance of Class B common stock to Sponsor			$ 690	24,310		25,000
Issuance of Class B common stock to Sponsor (in Shares)			6,900,000
Net income (loss)					(1,374)	(1,374)
Balance, beginning of period at Dec. 31, 2020			$ 690	24,310	(1,374)	23,626	17,140,000	[1]	(25,569,000)	[1]	(8,429,000)	[1]
Balance (in Shares) at Dec. 31, 2020			6,900,000
Remeasurement Adjustment on redeemable common stock				(24,313)	(29,531,085)	(29,555,398)
Forfeiture of Founder Shares			$ (3)	$ 3
Forfeiture of Founder Shares (in Shares)			(25,000)
Net income (loss)					8,748,246	8,748,246			(27,271,000)		(27,271,000)
Balance, beginning of period at Dec. 31, 2021			$ 687		$ (20,784,213)	$ (20,783,526)	$ 18,063,000	[1]	$ (52,840,000)	[1]	$ (34,777,000)	[1]
Balance (in Shares) at Dec. 31, 2021			6,875,000

[1]	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022. See also note 10, Shareholders’ Deficiency, for details.